S-K 1602, SPAC Registered Offerings	Apr. 17, 2026 USD ($)
SPAC Offering Forepart [Line Items]
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Combination Criteria

Our acquisition strategy seeks to leverage our team’s network of long-standing relationships and industry contacts, as well as inbound opportunities, to source a business combination. Consistent with our business strategy, we have identified the following general criteria and guidelines that we believe are important in evaluating prospective target businesses. We intend to identify and acquire one or more businesses that exhibit many, or perhaps all, of the following characteristics:

•        Rigorous science that includes a unique insight or a novel approach, coupled to target(s) with a clear therapeutic rationale.

•        Compelling pre-clinical or clinical stage data indicating a drug candidate or platform is likely to generate a differentiated therapeutic for patients with serious diseases and high unmet medical need.

•        Utilization of cutting-edge technologies to reduce development time and increase the probability of success.

•        A nimble critical path to generate data that will advance drug candidates through research, clinical, or regulatory milestones and drive value step-ups.

•        Novel technology or approaches to drug development protected by robust intellectual property.

•        Outsized upside potential as a platform, with the ability to build on successes in a repeatable manner through additional pipeline development and expansion.

•        A clear path to market and commercial success.

•        The right management team with the requisite experience and skills to develop, partner and/or commercialize compelling drug candidates, and one that will benefit from our capital, advice, and network.

•        An attractive valuation — as a result of being overlooked as having insufficient data, misunderstood due to complex science, or undercapitalized — that can offer near-term liquidity opportunities and significant upside for investors.

•        A business that would benefit from being publicly-traded and having access to incremental growth capital.

These criteria and guidelines are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general criteria and guidelines as well as other considerations, factors, and criteria that our management may deem relevant. In the event that we decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, we will disclose that fact in our shareholder communications related to our initial business combination, which would be in the form of tender offer documents or proxy solicitation materials filed with the SEC.

SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 24 months from the closing of this offering, or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination.
De-SPAC Consummation Timeframe, How Extended [Text Block]

We have until the date that is 24 months from the closing of this offering, or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our articles to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, holders of Class A ordinary shares will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less taxes paid or payable (other than excise or similar taxes)), divided by the number of then issued and outstanding Class A ordinary shares, subject to the limitations and on the conditions described herein, regardless of whether they abstain, vote in favor of, or vote against such extension.

SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement shares be deposited in a trust account. Of the $78,000,000 in gross proceeds we receive from this offering and the sale of the private placement shares described in this prospectus (or $89,362,500 if the underwriter’s over-allotment option is exercised in full), $75,000,000 ($10.00 per share) will be deposited into a trust account in the United States with Continental Stock Transfer & Trust Company acting as trustee (or $86,250,000 if the underwriter’s over-allotment option is exercised in full ($10.00 per share)), after deducting $750,000 in underwriting discounts and commissions payable upon the closing of this offering (or $862,500 if the underwriter’s over-allotment option is exercised in full) and an aggregate of $2,250,000 to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering. The proceeds held in the trust account will be held as cash or invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination and, may at any time be held as cash or cash items, including in demand deposit accounts at a bank. We will disclose in each quarterly and annual report filed with the SEC prior to our initial business combination whether the proceeds deposited in the trust account are invested in U.S. government treasury obligations or money market funds or a combination thereof or as cash or cash items, including in demand deposit accounts. We expect that the interest earned on the trust account will be sufficient to pay income taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for the withdrawal of interest to pay our taxes and up to $100,000 to pay dissolution expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our articles (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 78,000,000
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	Moreover, we may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares in connection with the completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement shares, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination.
SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Shareholders in Connection with the Completion of Our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares in connection with the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account (less taxes paid or payable (other than excise or similar taxes)), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriter. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and any public shares they may hold in connection with the completion of our initial business combination.

Limitation on Redemptions

Our proposed initial business combination may impose a minimum cash requirement for (i) cash consideration to be paid to the target or its owners, (ii) cash for working capital or other general corporate purposes or (iii) the retention of cash to satisfy other conditions. In the event the aggregate cash consideration we would be required to pay for all Class A ordinary shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed initial business combination exceed the aggregate amount of cash available to us, we will not complete the initial business combination or redeem any shares, and all Class A ordinary shares submitted for redemption will be returned to the holders thereof. We may, however, raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering, in order to, among other reasons, satisfy such net tangible assets or minimum cash requirements.

Manner of Conducting Redemptions

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares in connection with the completion of our initial business combination either (i) in connection with a general meeting called to approve the business combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirement or whether we were deemed to be a foreign private issuer (which would require a tender offer rather than seeking shareholder approval under SEC rules), as described above under the heading “— Shareholders May Not Have the Ability to Approve Our Initial Business Combination.” Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company where we do not survive and any transactions where we issue more than 20% of our issued and outstanding ordinary shares (excluding the private placement shares) or seek to amend our articles would require shareholder approval. So long as we obtain and maintain a listing for our securities on Nasdaq, we will be required to comply with Nasdaq’s shareholder approval rules.

The requirement that we provide our public shareholders with the opportunity to redeem their public shares by one of the two methods listed above will be contained in provisions of our articles and will apply whether or not we maintain our registration under the Exchange Act or our listing on Nasdaq. Such provisions may be amended if approved by special resolution under Cayman Islands law and our articles, which requires the affirmative vote of a majority of at least two-thirds of the votes cast by the holders of the issued shares present in person or represented by proxy and entitled to vote thereon on such matter at a general meeting of the company, so long as we offer redemption in connection with such amendment.

If we provide our public shareholders with the opportunity to redeem their public shares in connection with a general meeting, we will, pursuant to our articles:

•        conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules, and

•        file proxy materials with the SEC.

In the event that we seek shareholder approval of our initial business combination, we will distribute proxy materials and, in connection therewith, provide our public shareholders with the redemption rights described above in connection with the completion of the initial business combination.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Directors’ Fiduciary Duties and Conflicts of Interest

As a matter of Cayman Islands law, a director of a Cayman Islands company is in the position of a fiduciary with respect to the company. Accordingly, directors and officers owe the following fiduciary duties:

(i)     duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

(ii)    duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

(iii)   directors should not improperly fetter the exercise of future discretion;

(iv)   duty to exercise powers fairly as between different sections of shareholders;

(v)    duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

(vi)   duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings.

Certain of our executive officers and directors presently have, and any of them in the future may have additional, fiduciary or contractual obligations to at least one other entity pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. Accordingly, if any of our executive officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, subject to their fiduciary duties under Cayman Islands law. Our articles will provide that we, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an executive officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may (a) be a corporate opportunity for any director or officer, on the one hand, and us, on the other, or (b) the presentation of which would breach an existing legal obligation of a member of director, officer or sponsor to any other entity. The purpose for the surrender of corporate opportunities is to allow officers, directors or other representatives with multiple business affiliations to continue to serve as an officer of our company or on our board of directors. Our officers and directors may from time to time be presented with opportunities that could benefit both another business affiliation and us. In the absence of the “corporate opportunity” waiver in our articles, certain candidates would not be able to serve as an officer or director. We believe we substantially benefit from having representatives who bring significant, relevant and valuable experience to our management, and, as a result, the inclusion of the “corporate opportunity” waiver in our articles provide us with greater flexibility to attract and retain the officers and directors that we feel are the best candidates. We do not believe, however, that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to complete our initial business combination.

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Sandeep C. Kulkarni	Zura Bio	Biotechnology	Chief Executive Officer and Director
Pavan Cheruvu	Imbria Pharmaceuticals	Biotechnology	Director, Chairman of the Board
Nicholas Fernandez	Liminatus Pharma, LLC	Biotechnology	Director
	JATT II Acquisition Corp	SPAC	Chief Financial Officer
Rakhi Kumar	Neuropace, Inc.	Medical technology	Director
Patrick Crutcher	Mach5 Therapeutics, Inc.	Biotechnology	Director, Chief Executive Officer
	AstralBio, Inc.	Biotechnology	Director, Chief Executive Officer
	Chyma Bioventures LLC	Biotechnology	Director
	ImmuneStudio, Inc.	Biotechnology	Director

In addition, our sponsor and our executive officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination. However, because the other entities to which our officers and directors currently owe fiduciary duties or contractual obligations are not themselves in the business of engaging in business combinations, and because we expect that our company will generally have priority over any other special purpose acquisition companies subsequently formed by our sponsor, officers or directors with respect to acquisition opportunities until we complete our initial business combination or enter into a contractual agreement that would restrict our ability to engage in material discussions regarding a potential initial business combination, we do not believe that any such potential conflicts would materially affect our ability to complete our initial business combination.

Potential investors should also be aware of the following other potential conflicts of interest:

•        Our executive officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Certain of our executive officers are engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        Our initial shareholders purchased founder shares prior to the date of this prospectus and our sponsor will purchase private placement shares in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers, directors and advisors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with the completion of our initial business combination. Additionally, our sponsor, officers, directors and advisors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares and private placement shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. Furthermore, our sponsor, officers, directors and advisors have agreed not to transfer, assign or sell any of their founder shares until the earlier of: (i) 180 days after the completion of our initial business combination, and (ii) the date following our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property and our sponsor has agreed not to transfer, assign or sell any of its private placement shares until 30 days after the completion of our initial business combination. Because each of our officers and director nominees will own ordinary shares directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction because of their financial interest in completing an initial business combination within the completion window.

•        Our officers, directors and advisors will directly or indirectly own founder shares and/or private placement shares following this offering and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction because of their financial interest in completing an initial business combination within the completion window. The low price that our sponsor, officers, directors and advisors (directly or indirectly) paid for the founder shares creates an incentive whereby our officers and directors could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. If we are unable to complete our initial business combination within the completion window, the founder shares may expire worthless, except to the extent they receive liquidating distributions from assets outside the trust account, which could create an incentive for our sponsor, executive officers and directors to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. Further, each of our officers, directors and advisors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers, directors and advisors was included by a target business as a condition to any agreement with respect to our initial business combination.

We are not prohibited from pursuing an initial business combination with a business combination target that is affiliated with our sponsor, officers or directors or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors. In the event we seek to complete our initial business combination with a business combination target that is affiliated with our sponsor, officers or directors, we, or a committee of independent directors, would obtain an opinion from an independent investment banking which is a member of FINRA or another independent entity that commonly renders valuation opinions, that such initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context. Furthermore, in no event will our sponsor or any of our existing officers or directors, or any of their respective affiliates, be paid by the company any finder’s fee, consulting fee or other compensation prior to, or for any services they render in order to effectuate, the completion of our initial business combination (regardless of the type of transaction that it is). However, commencing on the date the securities of the Company are first listed on Nasdaq, we will also pay our sponsor $20,000 per month for officer compensation and administrative services provided to members of our management team.

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price and our net tangible book value per share, as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, which we refer to as Adjusted NTBVPS, on a pro forma basis to give effect to this offering and the issuance of the private placement shares, assuming no exercise of the over-allotment option and exercise of the over-allotment option in full. Adjusted NTBVPS excludes the effect of the consummation of our initial business combination or any related transactions or expenses. See the section titled “Dilution” for more information.

As of February 13, 2026
Offering Price of $10.00, No Redemptions	25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
Adjusted NTBVPS	Adjusted NTBVPS	Difference between adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between adjusted NTBVPS and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.68	$7.12	$2.88	$6.20	$3.80	$4.43	$5.57	$(0.44)	$10.44
Assuming No Exercise of Over-Allotment Option
$7.67	$7.11	$2.89	$6.19	$3.81	$4.43	$5.57	$(0.37)	$10.37

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]
Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Amanat Sponsor Holdings LLC

2,156,250 Class B ordinary shares (of which 281,250 Class B ordinary shares are subject to forfeiture if the underwriter does not exercise their over-allotment option). If we increase or decrease the size of this offering, we will effect a share capitalization or share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of the offering in such amount as to maintain the ownership of founder shares by our initial shareholders at 20% of our issued and outstanding ordinary shares upon the consummation of this offering (excluding the private placement shares). The Class B ordinary shares will automatically convert into Class A ordinary shares immediately prior to, or concurrently with or immediately following the consummation of our business combination or earlier at the option of the holder on a one-for-one basis subject to adjustment for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares or equity-linked securities are issued or deemed issued in connection with our initial business combination, the number of Class A ordinary shares issuable upon conversion of all founder shares will equal, in the aggregate, 20% of the total number of Class A ordinary shares outstanding after such conversion (excluding the private placement shares and after giving effect to any redemptions of Class A ordinary shares by public shareholders), including the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the company in connection with or in relation to the consummation of the initial business combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial business combination and any private placement shares issued to our sponsor, officers or directors upon conversion of working capital loans; provided that such conversion of founder shares will never occur on a less than one-for-one basis. As a result of such anti-dilution adjustments, the founder shares held by our sponsor may convert into Class A ordinary shares on a greater than one-for-one basis, which may result in material dilution

$25,000 (approximately $0.012 per share)
Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

from your purchase of our Class A ordinary shares. Prior to closing of this offering, our management team will receive indirect interest in founder shares through membership interests in our sponsor, including (i) to our Chief Executive Officer, Dr. Pavan Cheruvu 150,000 founder shares for his services, (ii) to our Chief Financial Officer, Mr. Nicholas Fernandez 50,000 founder shares for his services, (iii) to each of our independent directors 25,000 founder shares for their board services. Our management team may also purchase additional membership interests in our sponsor to receive indirect interest in ordinary shares held by our sponsor.

Amanat Sponsor Holdings LLC	300,000 private placement shares (or up to 311,250 private placement shares if the underwriter’s over-allotment option is exercised in full)	$3,000,000 ($10.00 per share) (or up to $3,112,500 if the underwriter’s over-allotment option is exercised in full)
Amanat Sponsor Holdings LLC and/or its affiliates or designees	$20,000 per month	Officer compensation and administrative services provided to members of our management team (the “Administrative Service Fee”)
Amanat Sponsor Holdings LLC	Repayment in cash

Up to $300,000 under an unsecured, non-interest-bearing promissory note for offering-related and organizational expenses. The loan is due at the closing of this offering and is anticipated to be repaid upon completion of this offering.

Amanat Sponsor Holdings LLC, our officers or directors, or affiliates thereof	Repayment in cash	Any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination
Dr. Pavan Cheruvu

Prior to closing of this offering, our Chief Executive Officer, Dr. Pavan Cheruvu will receive indirect interest in founder shares for his services through membership interests in our sponsor, representing 150,000 founder shares

$1,800 in aggregate (approximately $0.012 per share)
Mr. Nicholas Fernandez

Prior to closing of this offering, our Chief Financial Officer, Mr. Nicholas Fernandez will receive indirect interest in founder shares for his services through membership interests in our sponsor, representing 50,000 founder shares.

$600 in aggregate (approximately $0.012 per share)
Independent directors

Prior to closing of this offering, each of our independent directors will receive indirect interest in founder shares for their board services through membership interests in our sponsor, representing 25,000 founder shares

$900 in aggregate (approximately $0.012 per share)
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, we have agreed not to enter into a definitive agreement regarding an initial business combination without the prior consent of our sponsor. Further, pursuant to such letter agreement, our initial shareholders have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (i) 180 days after the completion of our initial business combination, and (ii) the date following our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction after our initial business combination that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property and our sponsor has agreed not to transfer, assign or sell any of its private placement shares until 30 days after the completion of our initial business combination; except, in each case, to certain permitted transferees and under certain circumstances as described herein under “Principal Shareholders — Transfers of Founder Shares and Private Placement Shares”. Any permitted transferees will be subject to the same restrictions and other agreements of our initial shareholders with respect to any founder shares or private placement shares.

Each of our sponsor and its affiliate(s), directors and officers has, pursuant to a letter agreement entered with us, agreed to certain restrictions on its ability to transfer, assign, or sell the founder shares and private placement shares, as summarized in the table below.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

With certain limited exceptions, the founder shares are not transferable, assignable or saleable until the earlier of (A) 180 days after the completion of our initial business combination, and (B) the date following our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Amanat Sponsor Holdings LLC Dr. Sandeep Kulkarni

Transfers of the founder shares are permitted (a) to our officers or directors, any affiliate or family member of any of our officers or directors, any members or partners of our sponsor or their affiliates, any affiliates of our sponsor, or any employees of such affiliates; (b) in the case of an individual, by gift to a member of such individual’s immediate family or to a trust, the beneficiary of which is a member of such individual’s immediate family, an affiliate of such individual or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement or otherwise in connection with the consummation of our initial business combination at prices no greater than the price at which the securities were originally purchased; (f) in the event of our liquidation prior to the completion of an initial business combination; (g) by virtue of the laws of

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

Delaware or our sponsor’s limited liability company agreement upon dissolution of our sponsor; or (h) in the event of our liquidation, merger, capital stock exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to the completion of an initial business combination; provided, however, that in the case of clauses (a) through (e) or (g), these permitted transferees must enter into a written agreement with the company agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement (including provisions relating to voting, the trust account and liquidating distributions).

Private Placement Shares	The private placement shares are not transferable or saleable until 30 days after the completion of our initial business combination.	Amanat Sponsor Holdings LLC	Same as above.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per Class A ordinary share and Adjusted NTBVPS, on a pro forma basis to give effect to this offering and the issuance of the private placement shares, assuming no exercise of the over-allotment option and the exercise of the over-allotment option in full, constitutes dilution to investors in this offering. Adjusted NTBVPS is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares which may be redeemed for cash), as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, by the number of outstanding Class A ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

At February 13, 2026, our net tangible book deficit was $27,613, or approximately $(0.01) per ordinary share. The following table illustrates what the Adjusted NTBVPS at February 13, 2026, would have been to the public shareholders on a pro forma basis to give effect to this offering and the issuance of the private placement shares, assuming no exercise of the over-allotment option and exercise of the over-allotment option in full:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment
Public offering price	$10.00	10.00	10.00	10.00	10.00	10.00	10.00	10.00	10.00	10.00
Net tangible book deficit before this offering	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Increase (Decrease) attributable to public shareholders	7.68	7.69	7.12	7.13	6.20	6.21	4.44	4.44	(0.36)	(0.43)
Pro forma net tangible book value (deficit) after this offering and the sale of the private placement shares	7.67	7.68	7.11	7.12	6.19	6.20	4.43	4.43	(0.37)	(0.44)
Dilution to public shareholders	$2.33	2.32	2.89	2.88	3.81	3.80	5.57	5.57	10.37	10.44
Percentage of dilution to public shareholders	23.30%	23.20%	28.90%	28.80%	38.10%	38.00%	55.70%	55.70%	103.70%	104.40%

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment
Numerator:
Net tangible book deficit before this offering	$(27,613)	(27,613)	(27,613)	(27,613)	(27,613)	(27,613)	(27,613)	(27,613)	(27,613)	(27,613)
Plus: Net proceeds from this offering and sale of the private placement shares(1)	76,500,000	87,750,000	76,500,000	87,750,000	76,500,000	87,750,000	76,500,000	87,750,000	76,500,000	87,750,000
Plus: Offering costs paid in advance, excluded from tangible book value before this offering	33,026	33,026	33,026	33,026	33,026	33,026	33,026	33,026	33,026	33,026
Less: Deferred underwriting fees	(2,250,000)	(2,587,500)	(2,250,000)	(2,587,500)	(2,250,000)	(2,587,500)	(2,250,000)	(2,587,500)	(2,250,000)	(2,587,500)
Less: Over-allotment liability(2)	(70,000)	—	(70,000)	—	(70,000)	—	(70,000)	—	(70,000)	—
Less: Amounts paid for redemptions(3)	—	—	(18,750,000)	(21,562,500)	(37,500,000)	(43,125,000)	(56,250,000)	(64,687,500)	(75,000,000)	(86,250,000)
	$74,185,413	85,167,913	55,435,413	63,605,413	36,685,413	42,042,913	17,935,413	20,480,413	(814,587)	(1,082,087)
Denominator:
Class B ordinary shares outstanding prior to this offering(4)	2,156,250	2,156,250	2,156,250	2,156,250	2,156,250	2,156,250	2,156,250	2,156,250	2,156,250	2,156,250
Less: Class B ordinary shares forfeited if over-allotment is not exercised	(281,250)	—	(281,250)	—	(281,250)	—	(281,250)	—	(281,250)	—
Plus: Class A ordinary shares offered	7,500,000	8,625,000	7,500,000	8,625,000	7,500,000	8,625,000	7,500,000	8,625,000	7,500,000	8,625,000
Private placement shares	300,000	311,250	300,000	311,250	300,000	311,250	300,000	311,250	300,000	311,250
Less: Class A ordinary shares redeemed	—	—	(1,875,000)	(2,156,250)	(3,750,000)	(4,312,500)	(5,625,000)	(6,468,750)	(7,500,000)	(8,625,000)
	9,675,000	11,092,500	7,800,000	8,936,250	5,925,000	6,780,000	4,050,000	4,623,750	2,175,000	2,467,500

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(1)      Expenses applied against gross proceeds include offering expenses of approximately $750,000 (not including $300,000 for director and officer liability insurance premiums to be paid upon closing of this offering, which amount is not an offering expense to be capitalized) and underwriting commissions of $750,000. See “Use of Proceeds.”

(2)      Represents the value of 45-day over-allotment option from the date of this offering granted to the underwriter to purchase an aggregate of up to 1,125,000 additional Class A ordinary shares at the initial public offering price less the underwriting commissions. The underwriter’s over-allotment option is deemed to be a freestanding financial instrument indexed on the shares subject to redemption and will be accounted for as a liability pursuant to ASC 480 if not fully exercised at the time of the initial public offering. The table above assumes that the option has either been fully exercised or has expired with no exercise to purchase additional shares, thus the value of over-allotment liability in both scenario is $70,000.

(3)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers, advisors or their affiliates may purchase shares in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma NTBV. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”

(4)      For purposes of presenting the maximum redemption scenario, we have reduced our pro forma net tangible book value after this offering (assuming no exercise of the underwriter’s option to purchase additional shares) by $75,000,000 because holders of up to approximately 100% of our public shares may redeem their shares for a pro rata share of the aggregate amount then on deposit in the trust account at a per share redemption price equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account less taxes paid or payable (other than excise or similar taxes), divided by the number of then issued and outstanding public shares, subject to the limitations and on the conditions described herein.